1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X__
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      Pre-Effective Amendment No.   ___ ............................
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      Post-Effective Amendment No.   26   ..........................    X__
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                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        _ X__
                                                                       -----

      Amendment No.   27  ............................................._ X__
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                               THE WACHOVIA FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on pursuant to paragraph
    (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i).
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Wachovia Tax Managed Equity Fund

The Wachovia Funds

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies and Risk                                 1
What are the Fund's Fees and Expenses?                          1
What are the Fund's Main Investments and Investment Techniques? 2
What are the Specific Risks of Investing in the Fund?           2
What Do Shares Cost?                                            3
How is the Fund Sold?                                           3
How to Purchase Shares                                          3
How to Exchange Shares                                          3
How to Redeem Shares                                            4
Account and Share Information                                   4
Who Manages the Fund?                                           5
Financial Information                                           6

JULY __, 1999

Fund Goals, Strategies And Risk

WHAT IS THE FUND'S INVESTMENT GOAL?
The Fund's goal is to produce growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its goal by investing in a portfolio of common stock of companies with an established market. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short-term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual stocks or general changes in stock valuations.

  The Fund is also subject to the risk that its investment adviser will not succeed in attempting to minimize capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

What Are The Fund's Fees And Expenses?

This table describes the fees and expenses that you may pay when you buy, hold, and redeem the Fund's Class Y Shares.

Shareholder Fees                                                            Class Y
Fees Paid Directly From Your Investment                                     Shares
Maximum Sales Charge (Load) Imposed on Purchases None (as a percentage of offering price) Annual Fund Operating Expenses/1/ Expenses That are Deducted
From Fund Assets (as a percentage of average net assets) Management Fee 0.70%
Distribution (12b-1) Fee None Shareholder Services Fee None Other Expenses/2/
0.25% Total Annual Class Y Shares Operating Expenses 0.95% (Before Waiver)/1/
Waiver of Fund Expenses 0.05% Total Actual Annual Class Y Shares Operating
Expenses (After Waiver) 0.90% 1 Pursuant to an agreement between the investment adviser and the Trust, the
 investment adviser agrees during the period from July 1, 1999, through January
 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the
 Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total
 Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.
2   Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares              1 Year      3 Years       5 Years       10 Years
                            $97         $303          $525          $1,166

What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or other distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and other distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Warrants

e give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

What are the Specific Risks of Investing in the Fund?

EQUITY SECURITIES RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

  There is also a risk that the Fund will not be able to off-set sufficient capital gains to attain its objective of minimizing the impact of taxes on shareholder returns.

LEVERAGING RISKS

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

What do Shares Cost?

You can purchase, redeem, or exchange Class Y Shares (Shares) any day on which Wachovia Bank, N.A., (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

  The required minimum initial investment amount in the Fund is $250. Subsequent investments must be at least $50.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., (Distributor) markets Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial or similar capacity. In connection with the sale of Shares the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.

  Purchase orders must be received by the Fund before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received by the Fund after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

AUTOMATED CLEARING HOUSE

Purchase requests made after 3:00 p.m. (Eastern time) with payment made through Automated Clearing House are considered received by the Fund on the business day following the request Purchases made in this manner receive the NAV calculated on the business day following the request.

THROUGH AN EXCHANGE
You may purchase Class Y Shares through an exchange from Class Y Shares of another Wachovia Fund. You must meet any minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund Shares at NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE
You may exchange Class Y Shares of the Fund for Class Y Shares of another Wachovia Fund at NAV. To do this, you must:
 . meet any minimum initial investment requirements; and . receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of any modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone
You may exchange Shares by telephone by calling 1-800-994-4414.
  Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

  If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:
 The Wachovia Funds
 1099 Hingham Street
 Rockland, MA 02370-3317

How to Redeem Shares

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank or directly from the Fund.

All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

  Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-994-4414.

  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

AUTOMATED CLEARING HOUSE

Redemption requests made after 3:00 p.m. (Eastern time) with redemption proceeds processed through Automated Clearing House are considered received by the Fund on the business day following the request. Redemptions made in this manner receive the NAV calculated on the business day following the request.

SIGNATURE GUARANTEES Signatures must be guaranteed if:
 . your redemption is to be sent to an address other than the address of record; . your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES
The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund declares and pays any dividends to shareholders. Quarterly Dividends are declared and paid to shareholders invested in the Fund on the record date.

  In addition, the Fund pays any net capital gains at least annually. Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Fund distributions are expected to be primarily from net capital gains. Capital gains distributions are taxable at different rates depending on the length of time the Fund holds its assets, not how long you hold your Shares.

  Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Sensitive Approach to Investing

When possible the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. Whenever the Fund sells a stock from its portfolio, it is likely to "realize" either a capital gain (if the stock has risen in value) or a capital loss (if the stock has fallen in value) equal to the difference between the price the Fund paid to acquire the stock and the price at which it sells the stock. Each year, mutual funds are required to determine if their capital gains exceed their capital losses and, if they do, generally must distribute any such net capital gains to their shareholders. Shareholders must then pay income tax on these distributions. The Fund will try to keep its capital gain distributions relatively low.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  The investment adviser receives an annual investment advisory fee equal to 0.70% of the Fund's average aggregate daily net assets.

  Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from July 1, 1999, through January 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, 0.90%. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

Daniel S. Earthman

Daniel S. Earthman is a Chartered Financial Analyst, Portfolio Manager, and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and a MBA from the University of North Carolina at Chapel Hill.

John F. Hageman

John F. Hageman is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.

Russell L. Kimbro, Jr.

Russell L. Kimbro, Jr. Is a Chartered Financial Analyst and a Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Poly technical Institute and State University and a MBA from the University of North Carolina at Greensboro.

F. Stanley King

F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelors and masters of science degrees from North Carolina State University.

Matthew J. McGuinness

Matthew J. McGuinness is a Chartered Financial Analyst and a Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

Michael O. Mercer

Michael O. Mercer is a Chartered Financial Analyst and a Senior Vice President and Portfolio Manager for the investment adviser. Mr. Mercer joined Wachovia Bank in 1983. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University.

Joseph H. Waterfill

Joseph H. Waterfill is a Senior Vice President and Portfolio Manager of the investment adviser. Mr. Waterfill joined Wachovia Bank in 1976. Mr. Waterfill received his bachelors of science degree from the U.S. Naval Academy and his MBA from Vanderbilt University.

Financial Information

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.

Wachovia Tax Managed Equity Fund

A Portfolio of The Wachovia Funds

CLASS Y SHARES
JULY      , 1999

The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File Number: 811-6504

Cusip:G02165-10 (7/99)




THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Wachovia Tax Managed Equity Fund

The Wachovia Funds

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies and Risk                                 1
What are the Fund's Fees and Expenses?                          1
What are the Fund's Main Investments and Investment Techniques? 2
What are the Specific Risks of Investing in the Fund?           2
What Do Shares Cost?                                            3
How is the Fund Sold?                                           3
How to Purchase Shares                                          3
How to Exchange Shares                                          3
How to Redeem Shares                                            4
Account and Share Information                                   4
Who Manages the Fund?                                           5
Financial Information                                           6

JULY __, 1999

Fund Goals, Strategies And Risk

WHAT IS THE FUND'S INVESTMENT GOAL?
The Fund's goal is to produce growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its goal by investing in a portfolio of common stock of companies with an established market. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short-term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser generally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual stocks or general changes in stock valuations.

  The Fund is also subject to the risk that its investment adviser will not succeed in attempting to minimize capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

What Are The Fund's Fees And Expenses?

This table describes the fees and expenses that you may pay when you buy, hold, and redeem the Fund's Class Y Shares.

Shareholder Fees                                                            Class Y
Fees Paid Directly From Your Investment                                     Shares
Maximum Sales Charge (Load) Imposed on Purchases None (as a percentage of offering price) Annual Fund Operating Expenses/1/ Expenses That are Deducted
From Fund Assets (as a percentage of average net assets) Management Fee 0.70%
Distribution (12b-1) Fee None Shareholder Services Fee None Other Expenses/2/
0.25% Total Annual Class Y Shares Operating Expenses 0.95% (Before Waiver)/1/
Waiver of Fund Expenses 0.05% Total Actual Annual Class Y Shares Operating
Expenses (After Waiver) 0.90% 1 Pursuant to an agreement between the investment adviser and the Trust, the
 investment adviser agrees during the period from July 1, 1999, through January
 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the
 Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total
 Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.
2   Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares              1 Year      3 Years       5 Years       10 Years
                            $97         $303          $525          $1,166

What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or other distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and other distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Warrants

e give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

What are the Specific Risks of Investing in the Fund?

EQUITY SECURITIES RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

  There is also a risk that the Fund will not be able to off-set sufficient capital gains to attain its objective of minimizing the impact of taxes on shareholder returns.

LEVERAGING RISKS

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

What do Shares Cost?

You can purchase, redeem, or exchange Class Y Shares (Shares) any day on which Wachovia Bank, N.A., (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

  The required minimum initial investment amount in the Fund is $250. Subsequent investments must be at least $50.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., (Distributor) markets Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial or similar capacity. In connection with the sale of Shares the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.

  Purchase orders must be received by the Fund before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received by the Fund after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

AUTOMATED CLEARING HOUSE

Purchase requests made after 3:00 p.m. (Eastern time) with payment made through Automated Clearing House are considered received by the Fund on the business day following the request Purchases made in this manner receive the NAV calculated on the business day following the request.

THROUGH AN EXCHANGE
You may purchase Class Y Shares through an exchange from Class Y Shares of another Wachovia Fund. You must meet any minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund Shares at NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE
You may exchange Class Y Shares of the Fund for Class Y Shares of another Wachovia Fund at NAV. To do this, you must:
 . meet any minimum initial investment requirements; and . receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of any modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone
You may exchange Shares by telephone by calling 1-800-994-4414.
  Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

  If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:
 The Wachovia Funds
 1099 Hingham Street
 Rockland, MA 02370-3317

How to Redeem Shares

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank or directly from the Fund.

All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

  Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-994-4414.

  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

AUTOMATED CLEARING HOUSE

Redemption requests made after 3:00 p.m. (Eastern time) with redemption proceeds processed through Automated Clearing House are considered received by the Fund on the business day following the request. Redemptions made in this manner receive the NAV calculated on the business day following the request.

SIGNATURE GUARANTEES Signatures must be guaranteed if:
 . your redemption is to be sent to an address other than the address of record; . your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES
The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund declares and pays any dividends to shareholders. Quarterly Dividends are declared and paid to shareholders invested in the Fund on the record date.

  In addition, the Fund pays any net capital gains at least annually. Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Fund distributions are expected to be primarily from net capital gains. Capital gains distributions are taxable at different rates depending on the length of time the Fund holds its assets, not how long you hold your Shares.

  Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Sensitive Approach to Investing

When possible the Fund will be managed in an attempt to keep its distributions of capital gains relatively low. Whenever the Fund sells a stock from its portfolio, it is likely to "realize" either a capital gain (if the stock has risen in value) or a capital loss (if the stock has fallen in value) equal to the difference between the price the Fund paid to acquire the stock and the price at which it sells the stock. Each year, mutual funds are required to determine if their capital gains exceed their capital losses and, if they do, generally must distribute any such net capital gains to their shareholders. Shareholders must then pay income tax on these distributions. The Fund will try to keep its capital gain distributions relatively low.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  The investment adviser receives an annual investment advisory fee equal to 0.70% of the Fund's average aggregate daily net assets.

  Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from July 1, 1999, through January 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, 0.90%. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

Daniel S. Earthman

Daniel S. Earthman is a Chartered Financial Analyst, Portfolio Manager, and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and a MBA from the University of North Carolina at Chapel Hill.

John F. Hageman

John F. Hageman is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.

Russell L. Kimbro, Jr.

Russell L. Kimbro, Jr. Is a Chartered Financial Analyst and a Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Poly technical Institute and State University and a MBA from the University of North Carolina at Greensboro.

F. Stanley King

F. Stanley King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelors and masters of science degrees from North Carolina State University.

Matthew J. McGuinness

Matthew J. McGuinness is a Chartered Financial Analyst and a Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

Michael O. Mercer

Michael O. Mercer is a Chartered Financial Analyst and a Senior Vice President and Portfolio Manager for the investment adviser. Mr. Mercer joined Wachovia Bank in 1983. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University.

Joseph H. Waterfill

Joseph H. Waterfill is a Senior Vice President and Portfolio Manager of the investment adviser. Mr. Waterfill joined Wachovia Bank in 1976. Mr. Waterfill received his bachelors of science degree from the U.S. Naval Academy and his MBA from Vanderbilt University.

Financial Information

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.

Wachovia Tax Managed Equity Fund

A Portfolio of The Wachovia Funds

CLASS Y SHARES
JULY      , 1999

The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File Number: 811-6504

Cusip:G02165-10 (7/99)




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                               THE WACHOVIA FUNDS
                        Wachovia Tax Managed Equity Fund

                                 Class A Shares
                                 Class Y Shares






                       Statement of Additional Information
                                  July __, 1999




      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Wachovia Tax Managed Equity Fund, dated July __, 1999. Obtain the prospectuses without charge by calling 1-800-994-4414.




      CONTENTS

      How is the Fund
      Organized?......................................................1
      Securities in Which the Fund
      Invests....................................................1
      What Do Shares
      Cost?............................................................9
      How is the Fund
      Sold?...........................................................10
      How to Buy
      Shares...............................................................10
      How to Exchange
      Shares..........................................................10
      How to Redeem
      Shares............................................................11
      Account and Shares
      Information..................................................11
      Tax
      Information.......................................................11
      Who Manages and Provides Services to the
      Fund?..........................................12
      How Does the Fund Measure
      Performance?..................................................14
      Investment
      Ratings........................................................16

      Addresses........................................................Back
      Cover




      Federated Securities Corp., Distributor,
      A subsidiary of Federated Investors, Inc.
      G02165-11 (7/99)

25

HOW IS THE FUND ORGANIZED?

The Wachovia Funds (Trust) is an open-end, management investment company established under the laws of the Commonwealth of Massachusetts on November 19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from The Biltmore Funds on July 31, 1997. The Wachovia Tax Managed Equity Fund (Fund) is a professionally managed, diversified series of the Trust. The Board of Trustees (Board) has established two classes of shares of the Fund, known as Class A Shares and Class Y Shares (Shares). This SAI relates to both classes of Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a: P = Principal investment of the Fund; or A = Acceptable (but not principal) investment of the Fund.

--------------------------------------------- ---------------
Securities                                     Tax Managed
                                               Equity Fund
---------------------------------------------
--------------------------------------------- ---------------
Banking Instruments                                 A
---------------------------------------------
--------------------------------------------- ---------------
Commercial Paper1                                   A
---------------------------------------------
--------------------------------------------- ---------------
Common Stocks                                       P
--------------------------------------------- ---------------
---------------------------------------------
Convertible Securities                              A
---------------------------------------------
--------------------------------------------- ---------------
Corporate Debt Securities2                          A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Depository Receipts3                                A
--------------------------------------------- ---------------
---------------------------------------------
European Depository Receipts                        A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Foreign Securities3                                 A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Futures and Options Transactions                    A
--------------------------------------------- ---------------
---------------------------------------------
Global Depository Receipts                          A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Lending of Portfolio Securities                     A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Money Market Instruments                            A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Options on Financial Futures                        A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Over-the-Counter Options                            A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Preferred Stocks                                    A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Repurchase Agreements                               A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Restricted and Illiquid Securities4                 A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Reverse Repurchase Agreements                       A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Securities of Other Investment Companies            A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Stock Index Futures and Options5                    A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
Temporary Investments                               A
--------------------------------------------- ---------------
--------------------------------------------- ---------------
U.S. Government Obligations                         A
---------------------------------------------
--------------------------------------------- ---------------
Variable Rate Demand Notes                          A
--------------------------------------------- ---------------
---------------------------------------------
Warrants                                            A
--------------------------------------------- ---------------
When-Issued Transactions                            A
--------------------------------------------- ---------------
1. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. 2. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser. 3. The Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs).
4. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
5. Not more than 20% of the Fund's assets will be invested in such securities. The Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable.

Securities Descriptions and Techniques
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. Warrants Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Bank Instruments
     Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S.
     dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
     instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. Foreign Securities Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.
     Futures contracts traded OTC are frequently referred to as forward contracts.
     Options
     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may engage in one or more of the following: Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset. Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset. Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions. Hybrid Instruments Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. When Issued Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

     Securities Lending
     The Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.
Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. Investment Risks Stock Market Risks o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o The investment adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. Currency Risks o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S.
     dollar relative to other currencies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S. Leverage Risks o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security relative to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Investment Limitations
         Issuing Senior Securities and Borrowing Money
         The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Investing in Real Estate The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. Investing in Commodities The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. Underwriting The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933. Diversification of Investments With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. Concentration of Investments The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. The Fund has adopted a related non-fundamental policy which provides that in applying the concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Lending Cash or Securities The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above investment limitations cannot be changed without shareholder approval of a majority of the Fund's outstanding Shares as defined in the 1940 Act. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Investing in Securities of Other Investment Companies
         The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash. Purchases on Margin The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments. Pledging Assets The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. Investing in Illiquid Securities The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate 15% of the Fund's net assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the coming fiscal year. Determining Market Value of Securities Market values of the Fund's portfolio securities are determined as follows:

         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in expenses incurred by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

Reducing or Eliminating the Front-End Sales Charge-Class A Shares Only You can reduce or eliminate the applicable front-end sales charge, as follows.

Quantity Discounts. Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

     Concurrent   Purchases.   You  can  combine  concurrent  purchases  of  the
corresponding Share class of two Wachovia Funds in calculating the applicable sales charge.

Letter of Intent. You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

Reinvestment Privilege. You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

HOW IS THE FUND SOLD?

Under the Distributor's contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

HOW TO BUY SHARES

Purchases at Net Asset Value
Class A Shares of the Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Advisers Act of 1940, purchasing on behalf of their clients, by Wachovia Bank or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by the Fund, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

Through A Retirement Program
Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a qualified retirement plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The Wachovia Funds and purchases made by companies participating in a Retirement Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in The Wachovia Funds may also purchase at NAV. Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and Retirement Services, Inc. Exchanging Securities for Shares You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Conversion to Federal Funds

     It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

Qualified Retirement Plan Participants
Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:
o exchange all or part of their Class A Shares of other eligible Delaware Funds, as well as Eligible Wachovia Funds at NAV; and o exchange all or part of their Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware Funds, at NAV. However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends). HOW TO REDEEM SHARES

Redemption In Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each series of the Trust have equal voting rights, except that in matters affecting only the Fund or a particular class, only Shares of the Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Foreign Investments
If the Fund purchases foreign securities, its investment income and gains from those securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Fund may invest in the stock of certain foreign corporations, that constitute Passive Foreign Investment Companies (PFICs), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or other securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on its U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

Board Of Trustees
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for the Trust's most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia Funds are comprised of fifteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.





---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
       Position with Trust
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $26,400
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $26,400
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.             Real estate investor and partner; formerly, Vice Chairman,                $24,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $24,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Chancellor, Winston-Salem State University.                               $12,000
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               President, Chairman and CEO, The Beach Company and its various            $24,000
December 18, 1937                  affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  President and Chief Executive Officer, Federated Investors                $0
October 26, 1938                   Management Company; Executive Vice President, Secretary, General
Federated Investors Tower          Counsel, and Trustee, Federated Investors; Trustee, Federated
Pittsburgh, PA                     Advisers, Federated Management, Federated Research, and Federated
President and Treasurer            Services Company; and Director, Federated Securities Corp.
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
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Peter J. Germain                   Senior Vice  President and Director of  Proprietary  Funds  Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
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Investment Adviser
The investment adviser, Wachovia Asset Management, conducts investment research and makes investment decisions for the Fund. The investment adviser is a business unit of Wachovia Bank, N.A.

The investment adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use firms that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. However, it is possible for the Fund to pay a higher commission than another broker might have charged for the same transaction in recognition of services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Administrator
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Fund as specified below:

                   Maximum                   Average Aggregate Daily Net
               Administrative Fee                Assets of the Fund
                  .10 of 1%                      on the first $3.5 billion
                  .06 of 1%                  on assets in excess of $3.5 billion

Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Fund. Under the Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

Independent Public Accountants
Ernst & Young LLP is the independent auditors for the Fund.

Shareholder Services
The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of dividends and capital gain distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and capital gain distributions.

When Shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gain distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

     Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations in the United States, the DJIA index is a leading economic indicator for the stock market as a whole. Standard & Poor's 500 Stock Price Index (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing. NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Ratings Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.





ADDRESSES

The Wachovia Tax Managed Equity Fund
Class A Shares and Class Y Shares                         101 Greystone Boulevard
                                                          SC-9215
                                                          Columbia, SC 29226

Distributor
Federated Securities Corp.                                Federated Investors Tower
                                                          1001 Liberty Avenue,
                                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Wachovia Asset Management                                 100 North Main Street
                             Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                       100 North Main Street
                             Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                    Federated Investors Tower
                                                          1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

Independent Auditors
Ernst & Young LLP                                         200 Clarendon Street
                                                          Boston, MA 02116


Item 23.          Exhibits:
 (a)      Conformed copy of Declaration of Trust of the Registrant; (12)
          (i)   Conformed copy of Amendment #1 to the Declaration of Trust; (12)
          (ii)  Conformed copy of Amendment #2 to the Declaration of Trust; (12)
          (iii) Conformed copy of Amendment #3 to the Declaration of Trust; (12)
          (iv)  Conformed copy of Amendment #4 to the Declaration of Trust; (12)
          (v)   Conformed copy of Amendment #5 to the Declaration of Trust; (12)
          (vi)  Conformed copy of Amendment #6 to the Declaration of Trust; (12)
         (vii) Conformed copy of Amendment #13 to the Declaration of Trust; (19)
  (b)     Copy of Amended By-Laws of the Registrant; (2)
  (c)     Copy of Specimen Certificates for Shares of Beneficial Interest; (17)
          (i) Copy of Specimen Certificate for Class A
          Shares of Wachovia Balanced Fund; (17) (ii)
          Copy of Specimen Certificate for Class B
          Shares of Wachovia Balanced Fund; (17) (iii)
          Copy of Specimen Certificate for Class A
          Shares of Wachovia Equity Fund; (17) (iv)
          Copy of Specimen Certificate for Class B
          Shares of Wachovia Equity Fund; (17) (v)
          Copy of Specimen Certificate for Class A
          Shares of Wachovia Equity Index Fund; (17)
          (vi) Copy of Specimen Certificate for Class
          A Shares of Wachovia Fixed Income Fund; (17)
          (vii) Copy of Specimen Certificate for Class
          B Shares of Wachovia Fixed Income Fund; (17)
          (viii) Copy of Specimen Certificate for
          Class A Shares of Wachovia Special Values
          Fund; (17) (ix) Copy of Specimen Certificate for Class A Shares of Wachovia Short-Term
          Fixed Income Fund; (17) (x) Copy of Specimen
          Certificate for Investment Shares of
          Wachovia Money Market Fund; (17) (xi) Copy of Specimen Certificate for Investment
          Shares of Wachovia Tax-Free Money Market
          Fund; (17)

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated  by reference to Registrant'  Post-......Effective
     Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

         (xii) Copy of Specimen Certificate for
         Investment Shares of Wachovia U.S. Treasury
         Money Market Fund; (17) (xiii) Copy of
         Specimen Certificate for Class A Shares of
         Wachovia Quantitative Equity Fund; (17)
         (ivx) Copy of Specimen Certificate for Class
         B Shares of Wachovia Quantitative Equity
         Fund; (17) (xv) Copy of Specimen Certificate for Class A Shares of Wachovia Emerging
         Markets Fund; (17)
 (d)     Conformed copy of Investment Advisory Contract of the Registrant; (12)
         (i)      Conformed copy of Exhibit A to the Investment Advisory
                    Contract; (12)
         (ii)     Conformed copy of Exhibit B to the Investment Advisory
                     Contract; (12)
         (iii)    Conformed copy of Exhibit C to the Investment Advisory
                     Contract; (12)
         (iv)     Conformed copy of Exhibit D to the Investment Advisory
                     Contract; (12)
         (v)      Conformed copy of Exhibit E to the Investment Advisory
                     Contract; (12)
         (vi)     Conformed copy of Exhibit F to the Investment Advisory
                     Contract; (12)
         (vii)    Conformed copy of Exhibit G to the Investment Advisory
                     Contract; (12)
         (viii)   Conformed copy of Exhibit H to the Investment Advisory
                     Contract; (12)
         (ix)     Conformed copy of Exhibit I to the Investment Advisory
                     Contract; (12)
         (x)      Conformed Copy of Sub-Advisory Agreement of the
                     Registrant; (10)
         (xi)     Conformed copy of Exhibit J to the Investment Advisory
                     Contract; (13)
(xii)    Conformed copy of Exhibit K to the Investment Advisory Contract; (18)
(xiii) Conformed copy of Investment Advisory agreement between The Wachovia Funds and the Adviser; (20) (xiv) Conformed copy of Investment Advisory agreement between The Wachovia Municipal Funds and the Adviser; (20)
                            (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto;
                                    (12) (i) Conformed copy of Exhibit A to the
                                    Distributor's Contract; (12)


+  All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

             (ii) Conformed copy of Exhibit B to the
             Distributor's Contract; (12) (iii) Conformed
             copy of Exhibit C to the Distributor's
             Contract; (12) (iv) Conformed copy of
             Exhibit D to the Distributor's Contract;
             (12) (v) Conformed copy of Exhibit E to the
             Distributor's Contract; (12) (vi) Conformed
             copy of Exhibit F to the Distributor's
             Contract; (12) (vii) Conformed copy of
             Exhibit G to the Distributor's Contract;
             (12) (viii) Conformed copy of Exhibit H to
             the Distributor's Contract; (13) (ix)
             Conformed copy of Exhibit I to the
             Distributor's Contract; (16) (x) Conformed
             copy of Exhibit J to the Distributor's
             Contract; (16) (xi) Conformed copy of
             Exhibit K to the Distribution Agreement;
             (18) (xii) Conformed copy of Exhibit L to
             the Distribution Agreement; (18)
     (f)     Not applicable;
     (g)     Conformed copy of Custodian Agreement of the
             Registrant; (12) (i) Exhibit A to the
             Custodian Agreement; (12) (ii) Exhibit B to
             the Custodian Agreement; (12) (iii) Exhibit
             C to the Custodian Agreement; (12) (iv)
             Exhibit D to the Custodian Agreement; (12)
             (v)      Conformed copy of Global Custody Agreement
                  for the Biltmore Emerging Markets
             Fund;(17)
             (vi)     Amendment to Exhibit A to Custody Agreement; (19)
     (h)     Conformed copy of Portfolio Accounting and
             Shareholder Recordkeeping Agreement of the
             Registrant; (12) (i) Copy of Schedule A to
             Portfolio Accounting and Shareholdere
             Recordkeeping Agreement; .         (12)
             (ii) Copy of Schedule H to Portfolio Accounting and Shareholdere Recordkeeping Agreement; (12)

+  All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

(iii) Copy of Schedule I to Portfolio Accounting and Shareholder Recordkeeping Agreement; (12)
(iv)     Conformed Copy of Exhibit F to Transfer Agency and Service
          Agreement;(3)
(v)      Conformed Copy of Schedule G to Transfer Agency and Service
           Agreement;(8)
(vi)     Conformed Copy of Schedule G to Transfer Agency and Service
           Agreement;(8)
(vii)    Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)
(viii)   Conformed Copy of Administrative Services Agreement of the
          Registrant; (12)
(ix)     Conformed copy of Exhibit A to the Administrative Services
           Agreement; (12)
(x)      Conformed copy of Exhibit B to the Administrative Services
           Agreement; (12)
(xi)     Conformed copy of Exhibit C to the Administrative Services
           Agreement; (12)
(xii)    Conformed copy of Exhibit D to the Administrative Services
           Agreement; (12)
(xiii)   Conformed copy of Amendment No. 1 to the Administrative Services
           Agreement; (12)
(xiv)    Conformed copy of Amendment No. 2 to the Administrative Services
           Agreement; (15)
(xv)     Conformed copy of Exhibit E to the Administrative Services
           Agreement; (12)
(xvi)    Conformed Copy of Shareholder Services
         Plan; (16)
(xvii) Conformed Copy of Exhibit A to Shareholder Services Plan; (12) (xviii)Conformed copy of Amendment No. 1 to Exhibit A of the Shareholder
           Services Plan; (12)
(xix) Conformed Copy of Amendment No. 2 to Exhibit A of the Shareholder Services Plan; (13)

+  All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

               (xx) Conformed copy of Shareholder Services
               Agreement; (16) (xxi) Conformed copy of
               Exhibit A to Shareholder Services Agreement;
               (12) (xxii) Amendment to Exhibit A of the
               Shareholder Services Agreement; (19)
               (xxiii)Conformed copy of Portfolio
               Accounting and Shareholder Recordkeeping
               Agreement Amendment
                        No. 2 to Schedule B; (16)
               (xxiv)Form of Agreement for Administrative Services; (17)
               (xxv)    Amendment No. 1 to Agreement for Administrative
                         Services; (18)
      (i)      Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
      (j)      Not applicable;
      (k)      Not applicable;
               (l)     Conformed copy of Initial Capital Understanding; (2)
     (m)      Conformed copy of Distribution Plan and Exhibits A-B thereto; (12)
               (i) Conformed copy of Exhibit A to
               Distribution Plan; (12) (ii) Conformed copy
               of Exhibit B to Distribution Plan; (12)
               (iii) Copy of Dealer Agreement; (6) (iv)
               Copy of Exhibit to Dealer Agreement; (6) (v)
               Copy of Rule 12b-1 Agreement; (2) (vi)Copy
               of Exhibit A to 12b-1 Agreement; (6) (vii)
               Copy of Exhibit B to 12b-1 Agreement; (6)
               (viii) Copy of Exhibit C to 12b-1 Agreement;
               (16) (ivx) Conformed copy of Exhibit D to
               Plan of
         Distribution; (18)
---------------------
+ All exhibits have been electronically filed.


(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 20 on Form N-1A filed January 29, 1996(File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

      (n)      Not applicable.
      (o)      Copy of The Wachovia Funds Multiple Class Plan; (15)
               (i)      Amendment to Exhibit A to Multiple Class   Plan; (18)
      (p)      Conformed Copy of Power of Attorney (15);

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None
Item 25.          Indemnification:  (2)

Item 26.          Business and Other Connections of Investment Adviser:

                  (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are: Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of the investment adviser is Wachovia Bank of North Carolina, N.A., 100 North Main Street, Winston-Salem, N.C.
                         27101.

                    The Directors of the investment adviser are listed below with their occupations: L.M. Baker, Jr., President and Chief Executive Officer, Wachovia Corporation, Chairman, Wachovia Bank of North Carolina, N.A.; H.C. Bissell, Chairman of the Board and Chief Executive Officer, The Bissell Companies, Inc.; Bert Collins, President and Chief Executive Officer, North Carolina Mutual Life Insurance Company; Felton J Capel, Chairman of the Board and President, Century Associates of North Carolina; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; Estell C. Lee, Chairman of the Board and President, The Lee Company; David J. Whichard II, Chairman, The Daily Reflector; John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.; William Cavanaugh, III, President and Chief Operating Officer, Carolina Power and Light Company; J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of North Carolina, N.A.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; Thomas M. Belk, Jr., Senior Vice President, Belk Stores Services, Inc.; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; G. George Prendergast, Executive Vice President, Wachovia Corporation; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; and Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company.

+  All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

Item 27.          Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



               Registrant
               The Wachovia Funds                             5800 Corporate Drive
                                                              Pittsburgh, PA 15237-7010

               Federated Services Company            Federated Investors Tower
               (Transfer Agent, Dividend                      Pittsburgh, PA 15222-3779
               Disbursing Agent and Portfolio
               Recordkeeper)

               Federated Services Company            Federated Investors Tower
               (Administrator)                                Pittsburgh, PA 15222-3779

               Wachovia Asset Management                      301 North Main Street
               (Adviser)                                      Winston-Salem, NC  21750

               Twin Capital Management, Inc.         3244 Washington Road
               (Sub-Adviser to Wachovia                       McMurrary, PA  15315-3153
               Quantitative Equity Fund only)

               Wachovia Bank of North Carolina                Wachovia Trust Operations
               (Custodian)                                    301 North Main Street
                                                                       Winston-Salem, NC  21750

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of April, 1999.

                                                          THE WACHOVIA FUNDS

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John W. McGonigle
                           April 29, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                              DATE

By:   /s/Gail Cagney
      Gail Cagney                  Attorney In Fact             April 29, 1999
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE

John W. McGonigle*           President and Treasurer
                                      (Chief Executive Officer
                                      and Principal Financial and
                                      Accounting Officer)

James A. Hanley*             Trustee

Samuel E. Hudgins*           Trustee

J. Berkley Ingram, Jr.*      Trustee

D. Dean Kaylor*              Trustee

* By Power of Attorney